Segmented Information - Disclosure of Detailed Information About Entity Reportable Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 584,117	$ 363,876
Costs of sales	366,085	204,417
Depletion, depreciation, and amortization	116,613	54,405
Mine operating earnings	101,419	105,054
Capital expenditures	219,768	125,036
Mining Interests	1,048,530	509,730
Property, plant and equipment	449,237	258,220
Total mining assets	1,497,767	767,950
Total assets	2,124,989	1,237,517
Total liabilities	714,018	387,281
Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	805,649	392,185
Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	242,881	117,545
Mexico - San Dimas [Member]
Disclosure of operating segments [line items]
Revenue	275,463	217,576
Costs of sales	132,550	110,782
Depletion, depreciation, and amortization	44,859	33,738
Mine operating earnings	98,054	73,056
Capital expenditures	56,385	43,772
Property, plant and equipment	105,473	112,105
Total mining assets	348,185	333,876
Total assets	495,479	439,145
Total liabilities	119,764	105,462
Mexico - San Dimas [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	213,526	204,592
Mexico - San Dimas [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	29,186	17,179
Mexico - Santa Elena [Member]
Disclosure of operating segments [line items]
Revenue	117,303	76,051
Costs of sales	77,126	52,990
Depletion, depreciation, and amortization	17,536	10,472
Mine operating earnings	22,641	12,589
Capital expenditures	67,453	33,739
Property, plant and equipment	64,843	49,245
Total mining assets	193,181	136,088
Total assets	257,244	166,525
Total liabilities	66,795	33,467
Mexico - Santa Elena [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	97,271	52,892
Mexico - Santa Elena [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	31,067	33,951
Mexico - La Encantada [Member]
Disclosure of operating segments [line items]
Revenue	81,738	73,632
Costs of sales	45,350	37,794
Depletion, depreciation, and amortization	8,123	8,265
Mine operating earnings	28,265	27,573
Capital expenditures	11,355	10,733
Property, plant and equipment	20,680	16,555
Total mining assets	51,147	45,375
Total assets	114,634	99,185
Total liabilities	35,245	29,354
Mexico - La Encantada [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	25,827	25,865
Mexico - La Encantada [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	4,640	2,955
Mexico - Non-producing Properties [Member]
Disclosure of operating segments [line items]
Revenue	0	183
Costs of sales	0	1,362
Depletion, depreciation, and amortization	418	848
Mine operating earnings	(418)	(2,027)
Capital expenditures	1,977	4,338
Property, plant and equipment	27,180	29,888
Total mining assets	172,147	175,730
Total assets	215,725	219,109
Total liabilities	31,760	40,274
Mexico - Non-producing Properties [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	106,215	108,837
Mexico - Non-producing Properties [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	38,752	37,004
United States Jerritt Canyon [Member]
Disclosure of operating segments [line items]
Revenue	123,808	0
Costs of sales	117,324	0
Depletion, depreciation, and amortization	43,511	0
Mine operating earnings	(37,027)	0
Capital expenditures	46,408	0
Property, plant and equipment	172,857	0
Total mining assets	640,099	0
Total assets	733,725	0
Total liabilities	233,484	0
United States Jerritt Canyon [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	362,811	0
United States Jerritt Canyon [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	104,431	0
Others [Member]
Disclosure of operating segments [line items]
Revenue	10,882	2,251
Costs of sales	6,073	4,173
Depletion, depreciation, and amortization	2,166	1,082
Mine operating earnings	2,643	(3,004)
Capital expenditures	36,190	32,453
Property, plant and equipment	58,204	50,427
Total mining assets	93,008	76,882
Total assets	308,182	313,553
Total liabilities	226,970	178,724
Others [Member] | Producing Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	0	0
Others [Member] | Exploration Properties [Member]
Disclosure of operating segments [line items]
Mining Interests	34,804	26,455
Intercompany elimination [Member]
Disclosure of operating segments [line items]
Revenue	(25,077)	(5,817)
Costs of sales	(12,338)	(2,684)
Depletion, depreciation, and amortization	0	0
Mine operating earnings	(12,739)	(3,133)
Capital expenditures	$ 0	$ 0